Investment in Affiliates - Navios Midstream Revised (Details) $ / shares in Units, $ in Thousands	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 18, 2015 USD ($) $ / shares shares	Nov. 30, 2014 USD ($) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Nov. 18, 2014 USD ($)
Investments In And Advances To Affiliates [Line Items]
Proceeds from loan facility			$ 192,930	$ 161,932	$ 155,550
Preferred stock, value			0	0
Investment in affiliates received upon sale of vessels			27,111	145,860	0
Carrying amount of investment in Navios Midstream			204,808	170,607
Equity in net earnings of affiliated companies			$ 18,436	2,000	$ 0
Navios Midstream Revised
Investments In And Advances To Affiliates [Line Items]
Number of vessel-owning companies acquired		4
Navios Midstream IPO net proceeds		$ 110,403
Proceeds from loan facility		$ 104,451
Navios GP LLC general partner interest in Navios Midstream		2.00%	2.00%
Limited partnership interest			58.85%
Carrying amount of investment in Navios Midstream	$ 27,665		$ 191,968	165,671		$ 183,141
Unamortized difference of investment	2,554		22,120	20,076		20,169
Equity in net earnings of affiliated companies			17,090	1,356
Dividends received from affiliates			$ 17,202	$ 0
Navios Midstream Revised | Credit Suisse AG
Investments In And Advances To Affiliates [Line Items]
Line of credit facility maximum borrowing capacity		$ 126,000
Navios Midstream Revised | Intangible Assets
Investments In And Advances To Affiliates [Line Items]
Unamortized difference of investment	(72)					(332)
Navios Midstream Revised | Tangible Assets
Investments In And Advances To Affiliates [Line Items]
Unamortized difference of investment	$ 2,626					$ 20,501
Navios Midstream Revised | Subordinated Units
Investments In And Advances To Affiliates [Line Items]
Units exchanged | shares		9,342,692
Limited partnership interest			45.15%
Navios Midstream Revised | Common Units
Investments In And Advances To Affiliates [Line Items]
Units exchanged | shares		1,242,692
Limited partnership interest			6.01%
Navios Midstream Revised | General Partner Units
Investments In And Advances To Affiliates [Line Items]
Units exchanged | shares	32,509	381,334
Proceeds from issuance of general partner units	$ 551
Navios Midstream Revised | Subordinated Series A Units
Investments In And Advances To Affiliates [Line Items]
Units exchanged | shares	1,592,920
Limited partnership interest			7.70%
Share price | $ / shares	$ 17.02
Investment in affiliates received upon sale of vessels	$ 27,111